Debt - Summary of Debt (Detail) $ in Thousands, $ in Millions	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Current:
Current portion of long-term debt	$ 11,270		$ 16,157
Long-term:
Long-term debt	317,948		373,133
Capital leases [member]
Current:
Current portion of long-term debt	9,651		8,059
Long-term:
Long-term debt	14,110		11,917
Secured equipment loans [member]
Current:
Current portion of long-term debt	1,619		8,098
Long-term:
Long-term debt	1,753		3,298
Senior Secured Notes [member]
Long-term:
Long-term debt	$ 302,085
Senior Notes 1 [member]
Long-term:
Long-term debt			266,435
Senior secured credit facility [member]
Long-term:
Long-term debt		$ 70	$ 91,483